UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-21977

PowerShares Exchange-Traded Fund Trust II (formerly, PowerShares Global Exchange-Traded Fund Trust)

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, Illinois	60187
(Address of principal executive offices)	(Zip code)

H. Bruce Bond

PowerShares Capital Management LLC

301 West Roosevelt Road

Wheaton, Illinois 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-983-0903

Date of fiscal year end:  October 31, 2007

Date of reporting period:  June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

PowerShares Dynamic Asia Pacific Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 13, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares Dynamic Europe Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 13, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares Dynamic Developed International Opportunities Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 13, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares Global Water Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 13, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares Global Clean Energy Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 13, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 25, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 25, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares FTSE RAFI Europe Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 25, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

PowerShares FTSE RAFI Japan Portfolio

There were no proxies that the Portfolio was eligible to vote during the period June 25, 2007 (commencement of operations) through June 30, 2007, therefore, there is no attachment to this filing for this Portfolio.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II
(formerly, PowerShares Global Exchange-Traded Fund Trust)

By:	/s/ H. Bruce Bond
Name:	H. Bruce Bond
Title:	Chief Executive Officer
Date:	September 20, 2007

By:	/s/ Bruce T. Duncan
Name:	Bruce T. Duncan
Title:	Chief Financial Officer
Date:	September 20, 2007